Document And Entity Information	Nov. 11, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2021
Entity Registrant Name	RYAN SPECIALTY GROUP HOLDINGS, INC.
Entity Central Index Key	0001849253
Entity Emerging Growth Company	true
Entity File Number	001-40645
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	86-2526344
Entity Address, Address Line One	Two Prudential Plaza
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60601
City Area Code	312
Local Phone Number	784-6001
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Class A Common Stock
Trading Symbol	RYAN
Security Exchange Name	NYSE